Other disclosures - Risk Management and Principal Risks - Contractural maturity of financial liabilities - undiscounted (audited) (Details) - Barclays Bank Group [member] - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	£ 199,577	£ 399,305
Cash collateral and settlement balances, undiscounted	67,748	68,151
Repurchase agreements and other similar secured lending, undiscounted	7,381	40,638
Debt securities in issue, undiscounted	39,588	70,646
Subordinated liabilities, undiscounted	40,586	31,999
Trading portfolio liabilities, undiscounted	36,614	37,352
Financial liabilities designated at fair value, undiscounted	225,488	178,643
Derivative financial instruments, undiscounted	219,612	239,077
Other financial liabilities, undiscounted	2,466	5,674
Total financial liabilities, undiscounted cash flows	839,060	1,071,485
On demand [member]
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	155,788	338,550
Cash collateral and settlement balances, undiscounted	3,446	1,808
Repurchase agreements and other similar secured lending, undiscounted	1,331	3,550
Debt securities in issue, undiscounted	26	907
Subordinated liabilities, undiscounted	0	0
Trading portfolio liabilities, undiscounted	36,614	37,352
Financial liabilities designated at fair value, undiscounted	14,280	13,298
Derivative financial instruments, undiscounted	219,527	237,242
Other financial liabilities, undiscounted	141	446
Total financial liabilities, undiscounted cash flows	431,153	633,153
Not more than three months [member]
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	29,301	39,421
Cash collateral and settlement balances, undiscounted	64,295	66,298
Repurchase agreements and other similar secured lending, undiscounted	5,561	17,846
Debt securities in issue, undiscounted	13,749	17,205
Subordinated liabilities, undiscounted	306	2,790
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	144,693	102,982
Derivative financial instruments, undiscounted	13	9
Other financial liabilities, undiscounted	1,982	4,557
Total financial liabilities, undiscounted cash flows	259,900	251,108
Over three months but not more than six months [member]
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	6,066	8,087
Cash collateral and settlement balances, undiscounted	5	16
Repurchase agreements and other similar secured lending, undiscounted	0	4,526
Debt securities in issue, undiscounted	5,779	8,497
Subordinated liabilities, undiscounted	0	1,739
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	6,948	10,609
Derivative financial instruments, undiscounted	0	3
Other financial liabilities, undiscounted	0	0
Total financial liabilities, undiscounted cash flows	18,798	33,477
Over six months and not later than nine months [member]
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	4,739	7,650
Cash collateral and settlement balances, undiscounted	2	24
Repurchase agreements and other similar secured lending, undiscounted	0	3,557
Debt securities in issue, undiscounted	8,637	6,810
Subordinated liabilities, undiscounted	123	559
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	12,731	9,118
Derivative financial instruments, undiscounted	0	0
Other financial liabilities, undiscounted	0	0
Total financial liabilities, undiscounted cash flows	26,232	27,718
Later than one year and not later than two years [member]
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	1,887	3,405
Cash collateral and settlement balances, undiscounted	0	5
Repurchase agreements and other similar secured lending, undiscounted	3	410
Debt securities in issue, undiscounted	5,454	10,983
Subordinated liabilities, undiscounted	10,477	4,985
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	16,528	18,142
Derivative financial instruments, undiscounted	6	15
Other financial liabilities, undiscounted	343	671
Total financial liabilities, undiscounted cash flows	34,698	38,616
Over three years but not more than five years [member]
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	568	1,200
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured lending, undiscounted	0	10,259
Debt securities in issue, undiscounted	1,195	12,053
Subordinated liabilities, undiscounted	12,420	9,789
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	7,679	6,177
Derivative financial instruments, undiscounted	3	5
Other financial liabilities, undiscounted	0	0
Total financial liabilities, undiscounted cash flows	21,865	39,483
Over five years and not later than ten years [member]
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	412	267
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured lending, undiscounted	486	490
Debt securities in issue, undiscounted	4,519	9,726
Subordinated liabilities, undiscounted	6,867	5,929
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	5,008	5,490
Derivative financial instruments, undiscounted	4	48
Other financial liabilities, undiscounted	0	0
Total financial liabilities, undiscounted cash flows	17,296	21,950
Over ten years [member]
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	816	725
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured lending, undiscounted	0	0
Debt securities in issue, undiscounted	229	4,465
Subordinated liabilities, undiscounted	10,393	6,208
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	17,621	12,827
Derivative financial instruments, undiscounted	59	1,755
Other financial liabilities, undiscounted	0	0
Total financial liabilities, undiscounted cash flows	£ 29,118	£ 25,980